PRINCIPAL ACCOUNTING POLICIES (Details 5)	12 Months Ended
	Dec. 31, 2014 CNY (¥)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	May. 31, 2015	Nov. 30, 2014 USD ($)	Dec. 31, 2013	Oct. 31, 2013
Investment transaction disclosures
Notes, Loans and Financing Receivable, Net, Noncurrent	¥ 192,871,939	$ 32,243,693	¥ 204,928,015
Zhong'an Online
Investment transaction disclosures
Percentage of equity interest purchased aggregate							5.00%
Keystone
Investment transaction disclosures
Percentage of equity interest purchased aggregate						4.00%
Cash received from dividends | ¥	¥ 39,000,000
Skyseas
Investment transaction disclosures
Percentage of equity interest purchased aggregate					35.00%
Notes, Loans and Financing Receivable, Net, Noncurrent | $					$ 80,000,000
eLong Inc.
Investment transaction disclosures
Percentage of equity interest purchased aggregate				38.00%